Commitment and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Lessee, Operating Lease, Liability, Maturity
The following table summarizes the Company's future principal contractual obligations for operating lease commitments as of March 31, 2021:

(in thousands)	Lease Obligations
Year Ended December 31,
2021	$2,272
Total future minimum lease payments	2,272
Less: Imputed interest	(40)
Total operating lease liabilities	$2,232
The following table summarizes the Company's future principal contractual obligations for operating lease commitments as of December 31, 2020:

(in thousands)
Year Ended December 31,	Lease Obligations
2021	$1,791
2022	1,988
2023	1,525
Total future minimum lease payments	5,304
Less: Imputed interest	(529)
Total operating lease liabilities	$4,775

Schedule of Future Minimum Lease Payments for Capital Leases
As of December 31, 2019, prior to the adoption of the new lease accounting guidance, the Company’s future principal contractual obligations for operating lease commitments were as follows:

(in thousands)
Year Ended December 31,	Lease Obligations
2020	$2,034
2021	2,107
2022	1,988
2023	1,525
Total future minimum lease payments	$7,654

Components of Lease Cost
The components of lease costs, which were included in operating expenses in condensed statements of operations, were as follows:

	Three Months Ended March 31,
(in thousands)	2021	2020
Fixed operating lease costs	$501	$594
Variable operating lease costs	10	56
Short-term lease costs	179	—
Sublease income	—	(77)
Total lease costs	$690	$573